Financial Instruments - Derivative Instruments (Details) - Fair Value, Inputs, Level 2 - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross	$ 136,863	$ 117,620
Derivative, notional amount	534,560	368,708
Accrued expenses and other current liabilities
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross	80,366	67,710
Other long-term obligations
Derivatives, Fair Value [Line Items]
Derivative liability, fair value, gross	$ 56,497	$ 49,910